Financial Instruments (Details) - Schedule of Financial Assets Measured at Fair Value Level on Recurring Basis - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Cash [Member]
Financial Assets
Financial Assets	$ 6,296,312	$ 29,322,504
Short-term investments [Member]
Financial Assets
Financial Assets	198,375	192,398
Equity investments [Member]
Financial Assets
Financial Assets	283,081	496,741
Level 1 [Member] | Cash [Member]
Financial Assets
Financial Assets	6,296,312	29,322,504
Level 1 [Member] | Short-term investments [Member]
Financial Assets
Financial Assets	198,375	192,398
Level 1 [Member] | Equity investments [Member]
Financial Assets
Financial Assets	283,081	496,741
Level 2 [Member] | Cash [Member]
Financial Assets
Financial Assets
Level 2 [Member] | Short-term investments [Member]
Financial Assets
Financial Assets
Level 2 [Member] | Equity investments [Member]
Financial Assets
Financial Assets
Level 3 [Member] | Cash [Member]
Financial Assets
Financial Assets
Level 3 [Member] | Short-term investments [Member]
Financial Assets
Financial Assets
Level 3 [Member] | Equity investments [Member]
Financial Assets
Financial Assets